Capital management	12 Months Ended
Dec. 31, 2023
Capital management
Capital management

21     Capital management

The Company’s capital management objectives are to safeguard its ability to continue as a going concern and to provide returns for shareholders and benefits for other stakeholders by ensuring it has sufficient cash resources to fund its research and development activities, to pursue its commercialization efforts and to maintain its ongoing operations. The Company includes its share capital, deficit and long-term debt in the definition of capital.

A summary of the Company’s capital structure is as follows:

	2023	2022
	$	$

Common shares	217,393	205,825
Deficit	(217,931)	(189,362)
Long-term debt	7,104	7,174
	6,566	23,637